Events after the balance sheet date	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Events after the balance sheet date

39	Events after the balance sheet date
On 1 January 2024, HSBC Continental Europe completed the sale of its retail banking business in France to CCF, a subsidiary of Promontoria
MMB SAS (‘My Money Group’). The sale also included HSBC Continental Europe’s 100% ownership interest in HSBC SFH (France) and its 3%
ownership interest in Crédit Logement. In the fourth quarter of 2023, a loss of $2.0bn was recognised upon reclassification to held for sale, in accordance with IFRS 5, which net of the $2.1bn partial reversal of impairment recognised in the first quarter of 2023, gave rise to a net reversal of impairment recognised in the year of $0.1bn.
On 30 January 2024, the PRA concluded its investigation into HSBC Bank plc’s and HSBC UK Bank plc’s compliance with depositor protection arrangements under the Financial Services Compensation Scheme in the UK. The PRA imposed a fine of $73m (£57m) on these entities, which was fully provided for as at 31 December 2023, and has now been paid.
On 31 January 2024, HSBC Global Asset Management Limited, through its indirect subsidiary HSBC Global Asset Management Singapore
Limited, completed the acquisition of the Asia-Pacific-focused real estate investment manager Silkroad Property Partners Pte Ltd. HSBC Global
Asset Management Limited also acquired Silkroad’s affiliated General Partner entities as part of the transaction.
On 6 February 2024, HSBC Europe B.V., an indirect subsidiary of HSBC Holdings plc, signed an agreement to sell HSBC Bank Armenia CJSC, its wholly-owned subsidiary, to Ardshinbank CJSC subject to regulatory approvals. The transaction is expected to complete within the next 12 months.
A fourth interim dividend for 2023 of $0.31 per ordinary share (a distribution of approximately $5,913m) was approved by the Directors after
31 December 2023. On 21 February 2024, HSBC Holdings announced a share buy-back programme to purchase its ordinary shares up to a maximum consideration of $2.0bn, which is expected to commence shortly and complete by our first quarter 2024 results announcement.
HSBC Holdings called $2,500m 3.803% and $500m floating rate senior unsecured debt securities on 25 January 2024. These securities are expected to be redeemed and cancelled on 11 March 2024. These accounts were approved by the Board of Directors on 21 February 2024 and authorised for issue.